MD&A - Risk management and control	12 Months Ended
Dec. 31, 2025
MDA Risk Management And Control [Line Items]
Risk management and control
Credit risk: the risk of loss resulting from the failure of a client or counterparty (including an issuer) to meet its contractual obligations toward UBS. This includes loan underwriting risk and settlement risk.
Loan underwriting risk:
the risk of loss arising during the holding period of financing transactions that are intended for further distribution.
Settlement risk:
the short-term form of credit risk arising when UBS delivers its side of an agreed-upon transaction but does not receive an expected value in return from the counterparty.
Market risk:
the risk of loss resulting from adverse movements in market variables. Market risks are actively taken as part of trading activities but can also arise from non-trading activities. Market variables include observable factors, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, as well as variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk also includes issuer risk.
Issuer risk:
the risk of loss that would occur if an issuer to which we are exposed through tradable securities or derivatives referencing the issuer was subject to a credit-related event.
Liquidity risk:
the risk that UBS is unable to meet business-as-usual or stress cash / collateral flows.
Funding risk:
the risk that UBS is unable to borrow funds to support its current business and desired strategy.
The Board of
Directors (the BoD)
approves the risk
management and control framework
of the Group,
including
the Group and
business division overall
risk appetite. The
BoD is supported by
its Risk Committee, which
monitors and
oversees the Group’s risk profile and
the implementation of the risk framework approved
by the BoD and approves the
Group’s risk appetite methodology.
›
Refer to the “Corporate governance” section of this report for more information about the responsibilit ies of the Risk Committee
and other BoD committees
The Group Executive
Board (the GEB)
has overall responsibility
for establishing and
implementing a risk
management and
control framework in the Group, managing the risk profile of the Group as a whole.
The
Group
CEO
has
responsibility
and
accountability
for
the
management
and
performance
of
the
Group,
has
risk
authority over transactions,
positions and exposures,
and allocates risk
authority delegated by
the BoD to
the business
divisions and Group functions.
The business division
Presidents and Group
function heads are
responsible for the
operation and management
of their
business divisions and Group functions, including controlling the risk appetite of the business divisions.
The regional Presidents ensure cross-divisional collaboration in their regions and are mandated to inform the GEB about any regional activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.
The Group Chief
Risk Officer (the
Group CRO) is
responsible for developing
the Group’s risk
management and control
framework (including risk principles and risk appetite) for
credit, market, country, treasury, model and sustainability and climate risks. This includes risk measurement and aggregation, portfolio controls, risk reporting, and taking decisions on transactions,
positions,
exposures,
portfolio
limits
and
allowances
in
accordance
with
the
risk
control
authorities
delegated to the Group CRO.
The
Group
Chief
Compliance
and
Operational
Risk
Control
Officer
is
responsible
for
developing
the
Group’s
risk
management
and
control
framework
(including
taxonomies
and
risk
appetite)
for
non-financial
risks.
This
includes
implementing independent control frameworks for
compliance and conduct, financial
crime, and operational risks.
The
Group Chief Compliance
and Operational Risk
Control Officer is
also responsible for
managing the Group’s
new business
governance process and governing the Group’s internal and external investigations portfolio.
The Group Chief Financial Officer (the Group CFO) is responsible for transparency in assessing the financial performance
of
the Group
and the
business divisions
and for
managing the
Group’s financial
accounting, controlling,
forecasting,
planning and reporting.
The Group CFO
also ensures asset
and liability management
by balancing consumption
of the
Group’s financial resources. The Group CFO
is, in addition, responsible for developing
the Group’s governmental policy
and
regulatory
approach,
coordinating
external
governmental
and
regulatory
relations,
and
overseeing
important
regulatory matters.
The Group Chief Operating Officer
(the Group COO) develops
and coordinates the Group-wide operational
integration
and alignment of the business
divisions in support of the implementation
of the Group’s strategy and
is responsible for
driving
digitalization,
delivering
technology
services,
infrastructure
and
operations,
including
cybersecurity
and
information security,
and providing
Group-wide data
governance. The
Group COO
is also
responsible for
coordinating
and supporting the Group’s efforts to deliver on its Group-wide sustainability and impact ambitions.
The Group General Counsel
manages the Group’s
legal affairs, including
effective and timely
assessment of legal
matters
impacting the Group or its businesses, and managing and reporting all litigation matters.
The Head
Group Human
Resources and
Corporate Services
defines and executes a
human resources strategy aligned
to UBS’s
objectives, supplies real
estate infrastructure and
controls supply and
demand management activities
.
Some of these
roles and responsibilities
are replicated on
the level of
the business divisions,
regions and / or significant
entities of the
Group. Designated entity
risk officers oversee
and control financial
and non-financial risks for
significant
entities of UBS
as part of
the entity control
framework, which complements the
Group’s risk management and
control
framework.
We apply a
variety of methodologies and measurements
to quantify the risks of
our portfolios and potential risk
concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include
preapproval
of
specific
transactions
and
the
application
of
specific
restrictions.
Models
to
quantify
risk
are
generally developed by dedicated units within control functions and are subject to independent validation.
Risk concentrations may exist where one or several positions within or across different risk categories could result in significant losses relative to UBS’s financial strength. Identifying such risk concentrations and assessing their potential
impact is a critical component of our risk management and control process.
For financial risks, we consider
a number of elements, such
as shared characteristics of positions,
the size of the portfolio
and the sensitivity
of positions to changes
in the underlying
risk factors. We take
into account direct
exposure from credit
and issuer
risk, as
well as
indirect exposures,
such as
reliance on
collateral. Also
important in
our assessment
is the
liquidity
of the markets where
the positions are traded,
as well as the
availability and effectiveness of
hedges or other potential
risk-mitigating factors. Particular attention is given
to identification of wrong-way risk and
risk on risk. Wrong-way risk is
defined as
a positive
correlation between
the size
of the
exposure and
the likelihood
of a
loss. Risk
on risk
refers to
a
situation where a position and its risk mitigation can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example, a single non-financial risk issue that is large on
its own (i.e. it has
the potential to produce
a single high-impact loss or
a number of losses
that together are high
impact)
or related non-financial risk issues that may link together
to create a high impact. For example, we consider
the level of
risk arising from concentration
to a single counterparty,
subcontractor or country in
connection with the management
of
third-party risk.
Risk concentrations
are subject
to increased
oversight by
Group Risk
Control and
Group Compliance
and Operational
Risk Control, and
assessed to determine
whether they should
be reduced or
mitigated, depending
on the available
means
to do so.
It is possible
that material losses
could occur on
financial or non-financial
risks, particularly if
the correlations
that emerge in a stressed environment differ markedly from those envisaged by risk models.
Main sources of credit risk
–
In Global Wealth
Management, credit risk
arises from collateralized
lending, primarily
against securities, residential
and
commercial
real
estate,
other
real
assets
(such
as
ships
and
aircraft),
private
market
and
hedge
fund
interest,
and
investors’ uncalled
capital commitments, as
well as
from collateralized
clients’ derivatives trading.
In addition,
credit
risk also arises from unsecured lending, i.e. recourse-based lending and cash-flow-based corporate lending to entities owned and controlled by our Global Wealth Management clients.
–
A
substantial
portion
of
our
credit
risk
arises
from
Personal
&
Corporate
Banking’s
lending
exposure,
including
mortgage loans, secured mainly by owner-occupied
properties and income-producing real estate,
as well as corporate
loans, that depends on the performance of the Swiss economy and real estate market.
–
The Investment
Bank’s credit
risk arises
mainly from
lending, derivatives trading
and securities
financing. Derivatives
trading and securities financing are mainly investment grade. Loan underwriting activity can be lower rated and gives rise to temporary concentrated exposure.
–
Credit
risk
in
Non-core
and
Legacy
relates
to
a
residual
portfolio
of
less-liquid
structured
financing
transactions,
including some with residential and
commercial real estate collateral and
a small number of
trades remaining from a
corporate loan portfolio.
Overview of measurement, monitoring and management techniques
–
Credit risk
from transactions
with individual
counterparties is
based on
our estimates
of probability
of default
(PD),
exposure at default (EAD) and loss given default
(LGD). Limits are established for individual counterparties
and groups
of
related
counterparties
covering
banking
and
traded
products,
and
for
settlement
amounts.
Risk
authorities
are
approved by
the Board
of Directors
and are
delegated to
the Group
CEO, the
Group Chief
Risk Officer
(the Group
CRO) and divisional CROs, based on risk exposure amounts, internal credit rating and potential for losses.
–
Limits apply not only
to the current outstanding
amount but also to
contingent commitments and the
potential future
exposure of traded products.
–
The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be
held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).
–
We use models to
derive portfolio credit risk
measures of expected loss,
statistical loss and stress
loss at Group-wide
and business division levels, and to establish portfolio limits.
– Credit risk concentrations can arise if clients are engaged in similar activities, located in the same geographical region or have
comparable economic
characteristics, e.g.
if their
ability to
meet contractual
obligations would
be similarly
affected by changes in economic,
political or other conditions. To
avoid credit risk concentrations, we
establish limits
and operational controls that constrain risk concentrations at portfolio, sub-portfolio or counterparty levels for sector exposure, country risk exposure and specific product exposures.
Counterparty credit
risk (CCR)
arising from
traded products,
which include
OTC derivatives,
ETD exposures
and
SFTs originating in the Investment Bank, Non-core and Legacy, and Group Treasury, is generally managed on a close-out
basis, as well as a stressed basis. This takes into account possible effects of market movements on the exposure and any associated collateral over the time it would take to close out our positions. Limits are applied to the potential future and stressed
exposure
per
counterparty,
with
the
size
of
the
limit
dependent
on
the
counterparty’s
creditworthiness
(as
determined by Risk
Control). Limit frameworks
are also used to
control overall exposure
to specific sectors.
Such portfolio
limits are monitored and reported to senior management.
Trading
in
OTC
derivatives
is
conducted
through
central
counterparties
where
practicable
or
required.
Where
central
counterparties are
not used,
we have
clearly defined
policies and
processes for
trading on
a bilateral
basis. Trading
is
typically conducted under bilateral International Swaps and Derivatives Association agreements or similar master netting
agreements, which
generally permit
close-out and netting
of transactions
in case
of default,
subject to
applicable law.
For
certain
counterparties,
initial
margin
is
taken
to
cover
some
or
all
of
the
calculated
close-out
and / or
stressed
exposure. This
is in
addition to
the variation
margin taken
to settle
changes in
market value
of transactions.
For most
major market participant
counterparties, we use
two-way collateral agreements
under which either
party can be
required
to provide collateral in
the form of
cash or marketable securities
when the exposure exceeds
specified levels. Non-cash
collateral typically consists of
well-rated government debt or other
collateral acceptable to Risk
Control and permitted by
applicable regulations.
We manage credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging.
We
use
a
scoring
model as
part
of
a
standardized
front-to-back
process
for
credit
decisions
on
originating or
modifying Swiss mortgage loans. The model’s two key factors are the LTV ratio and an affordability calculation.
The value we assign
to each property is
an estimate based on
model-derived valuations, the purchase price
and,
depending
on
the
property
type
and
ownership
purpose,
a
valuation
at
cost.
In
some
cases,
an
additional
external
valuation is considered.
We similarly apply
underwriting guidelines for
our Global Wealth
Management Region Americas
mortgage loan
portfolio,
taking
into
account
loan
affordability
and
collateral
sufficiency.
LTV
standards
are
defined
for
the
various
mortgage types,
such as
residential mortgages
or investment
properties, based
on associated
risk factors,
such as
property
type and loan
size and purpose.
The maximum LTV
allowed within the
standard approval process
ranges from
45 % to
80
%. In addition
to LTV, other
credit risk metrics,
such as debt-to-income
ratios, credit scores
and required client
reserves,
are also part of our underwriting guidelines.
A risk limit framework
is applied to the
Global Wealth Management Region
Americas mortgage loan portfolio.
Limits are
set
to
govern
exposures
within
LTV
categories,
geographic
concentrations,
portfolio
growth
and
high-risk
mortgage
segments, such
as interest-only
loans. These
limits are
monitored by
a specialized
credit risk
monitoring team
and reported
to senior
management. Supplementing this
limit framework
is a
real estate
lending policy
and procedures
framework,
set up to govern
real estate lending activities.
Quality assurance and quality control
programs monitor compliance with
mortgage underwriting and documentation requirements.
For our mortgage
loan portfolio in
the Global Wealth
Management regions of
EMEA and Asia
Pacific, we apply
global
underwriting guidelines with regional variations to allow for regulatory and market differentials. As in other regions, the underwriting guidelines
take into
account affordability
and collateral
sufficiency. Affordability
is assessed
at a
stressed
interest
rate
using,
for
residential
real
estate,
the
borrowers’
sustainable
income
and
declared
liabilities,
and
for
commercial real estate the
quality and sustainability of
rental income. For interest-only
loans, a declared and
evidenced
repayment strategy must be
in place. The applicable
LTV for each mortgage
is based on the
quality and liquidity of
the
property and
assessed against
valuations from
bank-appointed third-party
valuers. Maximum
LTV varies
from
30 % to
70
%, depending
on the
type and
location of
the property,
as well
as other
factors. Serviceability
may be
further supported
by personal
guarantees from
related third
parties. The
overall portfolio
is centrally
assessed against
a number
of stress
scenarios to ensure that exposures remain within predefined stress limits.
Lombard loans are secured by pledges
of marketable securities, guarantees and other forms of collateral. Eligible financial
securities
are
primarily
liquid
and
actively
traded
transferable
securities
(such
as
bonds,
equities
and
certain
hybrid securities),
and other
transferable securities,
such as
approved structured
products for
which regular
prices are
available and the issuer of the security provides a market. To a lesser degree, less-liquid collateral is also used.
We derive
lending values
by applying
discounts (haircuts)
to the
pledged collateral’s
market value.
Haircuts for
marketable
securities are calculated to cover
a possible adverse change in
market value over a
given close-out period and confidence
level. Less-liquid or more volatile collateral will typically have larger haircuts.
We assess
concentration and
correlation risks
across collateral
posted at
a counterparty
level, and
at a
divisional level
across counterparties.
We also
perform targeted
Group-wide reviews
of
concentration. Concentration
of
collateral in
single securities, issuers
or issuer groups,
industry sectors, countries,
regions or currencies
may result in
higher risk and
reduced
liquidity.
In
such
cases,
the
lending
value
of
the
collateral,
margin
call
and
close-out
levels
are
adjusted
accordingly.
We use single-name credit
default swaps (CDSs), credit-index
CDSs, structured portfolio hedges
(SPHs), bespoke
protection and other instruments to actively manage credit risk. The aim is to reduce concentrations of risk from specific
counterparties,
sectors
or
portfolios
and,
for
CCR,
the
profit
or
loss
effect
arising
from
changes
in
credit
valuation
adjustments.
We have
guidelines with
regard to
taking credit
hedges into
account for
credit risk
mitigation purposes.
For example,
when monitoring
exposures against
counterparty limits,
we do
not usually
apply certain
credit risk
mitigants, such
as
proxy
hedges
(credit
protection
on
a
correlated
but
different
name)
or
credit-index
CDSs,
to
reduce
counterparty
exposures. SPHs
are structured
to achieve
true risk
transfer by
providing explicit
protection against
events that
could cause
a loss in the referenced hedged positions, with the hedge payoff matched to the actual loss incurred on those positions
(i.e.
no
basis
risk).
Buying
credit
protection,
if
unfunded,
also
creates
credit
exposure
with
regard
to
the
protection
provider.
We
monitor
and
limit
exposures
to
credit
protection
providers
and
also
monitor
the
effectiveness
of
credit
hedges.
We have developed tools and models to estimate future credit losses that may be implicit in our current portfolio.
Exposures to individual counterparties are measured
using three generally accepted parameters:
PD, EAD and LGD. For a
given credit facility, the product of these three parameters results in the expected loss (the EL). These parameters are the basis for the majority
of our internal measures
of credit risk, and
key inputs for regulatory
capital calculation under the
internal ratings-based
(IRB) approach
of the
Basel III framework.
We also
use models
to derive
the portfolio
credit risk
measures of EL, statistical loss and stress loss.
Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range, in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC– to C CCC– to C
Counterparty is in default
Default Defaulted D D
In line with the
regulatory definition, we report
a claim as non-performing when:
(i) it is more than
90 days past
due; (ii) it is subject to restructuring proceedings, where preferential conditions concerning interest rates, subordination, tenor, etc. have been granted in order to avoid default of the counterparty (forbearance); (iii) the counterparty is subject to
bankruptcy / enforced
liquidation
proceedings
in
any
form,
even
if
there
is
sufficient
collateral
to
cover
the
due
payment; or (iv) there is other evidence that payment obligations will not be fully met without recourse to collateral.
Default and credit impaired
UBS
uses
a
single
definition of
default
for
classifying assets
and
determining the
PD
of
its
obligors
for
risk modeling
purposes.
The
definition
of
default
is
based
on
quantitative
and
qualitative
criteria.
A
counterparty
is
classified
as
defaulted when
material payments
of interest,
principal or
fees are
overdue for
more than
90 days, or
more than
180 days
for certain exposures
in relation to
loans to private
and commercial clients
in Personal
& Corporate Banking
and to private
clients of Global
Wealth Management Region
Switzerland. UBS does
not consider the
general 90-day presumption
for
default recognition appropriate
for those portfolios,
given the cure
rates, which show
that strict application
of the 90-
day criterion would
not accurately reflect
the inherent
credit risk.
Counterparties are also
classified as defaulted
when:
bankruptcy,
insolvency
proceedings
or
enforced
liquidation
have
commenced;
obligations
have
been
restructured
on
preferential terms
(forbearance); or
there is
other evidence
that payment
obligations will
not be
fully met
without recourse
to collateral. The
latter may be
the case even
if, to date,
all contractual payments
have been made
when due. If
one claim
against a counterparty is defaulted on, generally all claims against the counterparty are treated as defaulted.
An instrument
is classified
as credit
impaired
if the
counterparty
is classified
as defaulted
and / or
the instrument
is identified
as purchased
credit impaired
(PCI). An instrument
is PCI if it has
been purchased
at a deep discount
to its carrying
amount
following a
risk
event of
the
issuer or
originated with
a
defaulted counterparty. Once
a
financial asset
is
classified as
defaulted
/ credit impaired (except
PCI), it
is
reported as
a
stage 3 instrument and
remains as
such unless
all
past due
amounts
have
been
rectified,
additional
payments
have
been
made
on
time,
the
position
is
not
classified
as
credit
restructured,
and there is general evidence
of credit recovery. A three-month
probation period
is applied before a transfer
back to stages
1 or 2 can
be triggered.
However, most
instruments
remain in
stage 3 for
a longer
period of
time.
If payment
default is
imminent or
default has
already occurred,
we may
grant concessions
to borrowers
in financial
difficulties that we would otherwise not consider
in the normal course of business, such
as offering preferential interest rates,
extending
maturity,
modifying
the
schedule
of
repayments,
debt / equity
swap,
subordination,
etc.
When
a
forbearance
measure takes place,
each case is
considered individually,
and the exposure
is generally classified
as defaulted. Forbearance
classification
remains
until
the
loan
is
repaid
or
written
off,
non-preferential
conditions
are
granted
that
supersede
the
preferential conditions or the counterparty
has recovered, and the preferential
conditions no longer exceed
our risk tolerance.
Contractual
adjustments
when
there
is
no
evidence
of
imminent
payment
default,
or
where
changes
to
terms
and
conditions are within our usual risk tolerance, are not considered to be forborne.
Main sources of market risk
Market risks arise from both trading and non-trading business activities.
–
Trading market risks
arise primarily in
the Investment Bank,
Non-core and Legacy
and, to a
lesser extent, Global
Wealth
Management.
In
the
Investment
Bank
these
risks
are
mainly
connected
with
securities
and
derivatives
trading
for
market-making and client facilitation, as
well as Global Banking
activity for primary debt and
equity underwriting. In
Non-core and Legacy,
market risk
is limited
and results from
a largely
hedged portfolio
of both
complex and
simple
credit,
interest
rate
and
equity
derivative
transactions.
A
limited
contribution
to
market
risk
in
Global
Wealth
Management comes from municipal securities and taxable fixed-income securities.
–
Non-trading market risks arise
predominantly in the form
of interest rate and
foreign exchange risks connected
with
personal banking and lending in our wealth management businesses, the Swiss business of our Personal & Corporate
Banking business division, the Investment Bank’s lending business, and treasury activities.
–
Group Treasury assumes
market risks in
the process of
managing interest rate
risk, structural foreign
exchange risk and
the Group’s liquidity and funding profile, including high-quality liquid assets (HQLA).
–
Equity and
debt investments
can also
give rise
to market
risks, as
can some
aspects of
employee benefits,
such as
defined benefit pension schemes.
Overview of measurement, monitoring and management techniques
–
Market risk
limits are
set for
the Group,
the business
divisions and
Group Treasury
at granular
levels in
the various
business lines, reflecting the nature and magnitude of the market risks.
– Management value-at-risk (VaR) measures exposures under the market risk framework, including trading market risks and some non-trading
market risks. Non-trading
market risks not
included in VaR
are covered in
the risks controlled
by the Market and Treasury Risk Control functions.
–
Our primary portfolio measures of market risk are liquidity-adjusted stress loss and VaR. Both are subject to limits that
are approved
by the
Board of
Directors (the
BoD). Market
risk measurement
for certain
legacy Credit
Suisse components
can differ
from the
UBS Group
excluding the
aforementioned legacy
Credit Suisse
components, as
set out
below. These
positions continue to be managed on legacy Credit Suisse infrastructure until full migration of these positions to UBS infrastructure or the liquidation of the positions.
–
These measures are
complemented by concentration and
granular limits for
general and specific market
risk factors.
Our trading businesses
are subject to multiple
market risk limits,
which take into
account the extent
of market liquidity
and volatility, business outlook and growth,
and, for our single-name exposures, issuer credit quality.
–
Trading
market
risks
are
managed
at
portfolio
level.
As
risk
factor
sensitivities
change
due
to
new
transactions,
transaction expiries or changes in market
levels, risk factors are dynamically rehedged
to remain within limits. We
do
not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.
–
Issuer
risk
for
credit
products
is
controlled
by
limits
applied
at
the
business-division
level
based
on
jump-to-zero
measures, which estimate maximum default exposure (the default event loss assuming zero recovery).
–
Non-trading
foreign
exchange
risks
are
managed
under
market
risk
limits,
with
the
exception
of
Group
Treasury
management of consolidated capital activity.
Our CRO Treasury function applies a holistic
risk framework, setting the appetite for treasury-related
risk-taking activities
across the
Group. Key
elements of
the framework
include an
overarching regulatory
(interest rate
risk in
the banking
book (IRRBB)) delta economic value of equity
(EVE) target, set by the BoD.
Limits are also set by the
BoD to balance the
effect of foreign exchange movements
on our common equity tier
1 (CET1) capital and
CET1 capital ratio. Non-trading
interest rate and foreign exchange risks are included in Group-wide statistical and stress-testing metrics, which flow into
our risk appetite framework.
Equity
and
debt
investments
are
subject
to
a
range
of
risk
controls,
including
preapproval
of
new
investments
for
commercial purposes by
business management
and Risk Control
and regular monitoring
and reporting by
Group Finance.
They are also included in Group-wide statistical and stress-testing metrics.
VaR
is a
statistical measure
of market
risk, quantifying
the potential
market risk
losses over
a set
time horizon
(holding period) at an established level of confidence. VaR assumes no change in the Group’s trading positions over the set time horizon.
We calculate VaR
daily. The profit
or loss distribution
from which VaR
is estimated is
derived from our
internally developed
VaR model,
which simulates
returns over
the holding
period for
risk factors
our trading
positions are
sensitive to,
and
subsequently quantifies
the profit / loss effect
of these risk
factor returns
on our trading
positions. Systematic
commodity,
credit,
equity,
foreign
exchange
rate
and
interest
rate
risk
factor
returns
are
based
on
a
pure
historical
simulation
approach. An unweighted five-year look-back window is
used for the UBS Group excluding
certain legacy Credit Suisse
components and an exponentially weighted
two-year window for the aforementioned
legacy Credit Suisse components.
Modeling idiosyncratic and
specific risks for
equity and credit
risk factors using
historical simulation is
challenging, due
to the
limited availability of
continuous good-quality historical
data. Wherever
possible, historical simulation
to model-
specific risk is used
for the legacy Credit
Suisse components; however,
both traded market risk
portfolios rely upon factor
models
to
distinguish
systematic
and
idiosyncratic
returns.
For
the
UBS
Group
excluding
certain
legacy
Credit
Suisse
components, idiosyncratic returns are simulated
through a Monte Carlo model,
aggregating the sum of systematic
and
residual returns
in such
a way
that systematic
and residual
risk are
consistently captured.
For the
legacy Credit
Suisse
components, the available distribution of
idiosyncratic returns is used to
determine an extreme scenario for
a given risk
factor’s specific
risk; the
resultant VaR
and extreme
scenario loss
for a
given risk
factor are
aggregated using
a
zero-
correlation assumption.
VaR models are used for internal management purposes, with exposures measured using VaR at a
95 % confidence level
for
the
UBS Group
excluding
certain
legacy
Credit
Suisse
components,
and
a
98
%
confidence
level
for
the
aforementioned legacy Credit Suisse components,
and applying a 1-day holding period, aligned to the way we consider the risks associated with
our trading activities. From
2026, VaR limits are established
for the UBS Group excluding
certain
legacy Credit Suisse
components only; VaR
limits for legacy
Credit Suisse components
have been decommissioned,
as the
remaining exposure is immaterial.
Management value-at-risk (1-day, 95% confidence level, 5 years of historical data) of the business divisions and Group
Items excluding certain legacy Credit Suisse components, by general market risk type
1,2
For the year ended 31.12.25
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 8 6 1 0
Max. 9 21 14 9 8
Average 3 15 9 5 2
31.12.25 1 13 8 9 1
Total management VaR 2 19 10 9 Average (per business division and risk type)
Global Wealth Management 1 3 2 2 0 2 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 17 9 8 3 14 8 5 2
Non-core and Legacy 1 3 1 2 0 1 0 0 0
Group Items 3 6 4 4 1 3 2 1 0
Diversification effect
3,4
(6) (7) (1) (4) (4) (1) 0
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 11 6 1 2
Max. 12 24 16 9 14
Average 4 16 9 4 4
31.12.24 1 20 10 3 4
Total management VaR 5 23 12 11 Average (per business division and risk type)
Global Wealth Management 1 2 2 1 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 23 11 10 4 15 8 3 4
Non-core and Legacy 1 3 1 1 0 1 1 0 0
Group Items 4 12 5 6 1 4 3 1 0
Diversification effect
3,4
(6) (8) (1) (5) (4) (1) 0
1 The legacy Credit Suisse
components not included in
the UBS Group management
VaR reflect the portfolio managed
on legacy Credit Suisse
infrastructure based on legacy Credit
Suisse management VaR methodology
until full
migration of
these positions
to UBS
infrastructure or
the liquidation
of the
positions. This
process is
ongoing, and
the management
VaR of
the legacy
Credit Suisse
components is
expected to
continue
decreasing over time.
2 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.
The minima and maxima for each level may occur on different days, and, likewise, the VaR
for each business line or risk
type, being driven by
the extreme loss tail of the
corresponding distribution of simulated profits
and losses for that business
line or risk type, may
well be driven by different days
in the
historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.
3 The difference between the sum of the standalone VaR
for the business divisions and Group Items and the
total VaR.
4 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.
Management value-at-risk (1-day, 98% confidence level, 2 years of historical data) of certain legacy Credit Suisse components of the business divisions and Group Items, by general market risk type
1,2
For the year ended 31.12.25
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 0 0 0 0
Max. 2 3 4 3 0
Average 1 1 1 1 0
31.12.25 1 0 0 0 0
Total management VaR 1 6 3 1 Average (per business division and risk type)
Global Wealth Management 0 1 1 0 1 0 0 0 0
Personal & Corporate Banking 0 1 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 2 1 1 1 0 0 0 0
Non-core and Legacy 0 5 2 0 0 1 1 0 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(1) (1) 0 0 0 0 0
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 2 4 0 0
Max. 13 12 14 5 1
Average 5 6 9 1 0
31.12.24 1 2 4 1 0
Total management VaR 5 21 12 5 Average (per business division and risk type)
Global Wealth Management 1 3 2 1 1 0 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 11 3 1 2 1 1 0 0
Non-core and Legacy 4 16 10 4 4 4 9 1 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(3) (1) (2) 1 (2) 0 0
1 The legacy Credit Suisse
components not included in
the UBS Group management
VaR reflect the portfolio managed
on legacy Credit Suisse
infrastructure based on legacy Credit
Suisse management VaR methodology
until full
migration of
these positions
to UBS
infrastructure or
the liquidation
of the
positions. This
process is
ongoing, and
the management
VaR of
the legacy
Credit Suisse
components is
expected to
continue
decreasing over time.
2 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.
The minima and maxima for each level may occur on different days, and, likewise, the VaR
for each business line or risk
type, being driven by
the extreme loss tail of the
corresponding distribution of simulated profits
and losses for that business
line or risk type, may
well be driven by different days
in the
historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.
3 The difference between the sum of the standalone VaR
for the business divisions and Group Items and the
total VaR.
4 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.
Actual realized market risk losses may differ from those implied by VaR for a variety of reasons.
– VaR is calibrated to a specified level of confidence and may not indicate potential losses beyond this confidence level.
–
The 1-day time horizon used
for VaR for internal management
purposes may not fully capture
market risk of positions
that cannot be closed out or hedged within the specified period.
–
In
some
cases,
VaR
calculations
approximate
the
effect
of
changes
in
risk
factors
on
the
values
of
positions
and
portfolios.
–
Effects
of
extreme
market
movements
are
subject
to
estimation
errors,
which
may
result
from
non-linear
risk
sensitivities,
and
the
potential
for
actual
volatility
and
correlation
levels
to
differ
from
assumptions
implicit
in
VaR
calculations.
–
The choice of a longer historical window means
sudden increases in market volatility will tend not
to increase VaR as
quickly as
the use
of shorter
historical observation
periods, but
such increases
will affect
VaR for
a longer
period of
time. Similarly, after periods of increased volatility, as markets stabilize, VaR predictions will remain more conservative
for a period of time, influenced by the length of the historical observation period.
We recognize
that no
single measure
can encompass
all risks
associated with
a position
or portfolio.
We use
a set
of
metrics
with
both
overlapping
and
complementary
characteristics
to
create
a
holistic
framework
that
aims
to
ensure
material completeness of risk identification and measurement. As a statistical aggregate risk measure, VaR supplements
our comprehensive stress-testing framework.
We also have a framework to identify and quantify potential risks not fully captured by our VaR model and refer to such risks as risks not in VaR.
In 2025, no
material changes were
made to the
VaR model used for
the UBS Group
excluding certain legacy
Credit
Suisse components or to the VaR model used for those certain legacy Credit Suisse components.
IRRBB arises
from balance
sheet positions
such as
Amounts due
from banks,
Loans and
advances to
customers,
Financial assets at fair value not
held for trading, Financial assets measured
at amortized cost, Customer deposits, Debt
issued measured
at amortized
cost, and
Derivative financial
instruments, including
those subject
to hedge
accounting.
Fair value changes to these
positions may affect other comprehensive income
(OCI) or the income statement,
depending
on their accounting treatment.
Our largest
banking book
interest rate
exposures arise
from customer
deposits and
lending products
in Global
Wealth
Management and Personal
& Corporate Banking, as
well as from debt
issuance, liquidity buffers and
interest rate hedges
in Group Treasury. The inherent
interest rate risks stemming from
Global Wealth Management and
Personal & Corporate
Banking are generally transferred to
Group Treasury, to manage them
centrally together with our modeled
interest rate
duration assigned to equity,
goodwill and real estate. This
makes the netting of interest
rate risks across different sources
possible, while
leaving the
originating businesses
with commercial
margin and
volume management.
The residual
interest
rate risk is mainly hedged with
interest rate swaps, to the vast majority
of which we apply hedge accounting.
Short-term
exposures and HQLA classified
as Financial assets at
fair value not held
for trading are hedged
with derivatives accounted
for on a mark-to-market basis. Long-term fixed-rate debt issued and HQLA hedged with external interest rate swaps are designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB is measured using several metrics, the most relevant of which are the following.
–
EVE sensitivity to
yield curve moves
is calculated as
changes in the
present value of
future cash flows
irrespective of
accounting treatment. These yield
curve moves are also
the key risk factors
for statistical and stress-based
measures,
e.g. VaR and stress scenarios, as well as the regulatory interest rate scenarios. These are measured and reported daily.
The regulatory
IRRBB EVE exposure
is the
most adverse
regulatory interest
rate scenario
that is netted
across currencies.
It excludes the sensitivity from additional tier 1 (AT1) capital instruments (as per specific
FINMA requirements) and the
modeled interest rate duration assigned to equity, goodwill and real estate. UBS also applies granular internal interest rate shock scenarios to its banking book positions to monitor its specific risk profile.
–
Net interest
income (NII)
sensitivities to
yield curve
moves are
calculated as
changes of
baseline NII
over a
set time
horizon, which we internally
compute by assuming interest
rates in all
currencies develop according to
their market-
implied forward rates and
assuming constant business volumes
and product mix and
no specific management actions.
The sensitivities are measured and reported monthly.
We actively
manage IRRBB,
with the
aim of
reducing the
volatility of
NII subject
to limits
and triggers
for EVE
and NII
exposure at consolidated and significant legal entity levels.
The Group Asset and
Liability Committee (the Group
ALCO) and, where relevant,
ALCOs at a
legal entity level perform
independent
oversight
over
the
management
of
IRRBB,
which
is
also
subject
to
Group
Internal
Audit
and
model
governance.
›
Refer to “Group Internal Audit” in the “Corporate governance” section of this report and to “Risk measurement”
in this section for
more information
Key modeling assumptions
The cash
flows from
customer deposits and
lending products
used in calculation
of EVE
sensitivity exclude commercial
margins and
other spread
components, are
aggregated by
daily time
buckets and are
discounted using risk-free
rates.
Our external issuances are
discounted using UBS’s senior
debt curve, and capital instruments
are modeled to the first
call
date. NII sensitivity,
which includes commercial
margins, is calculated
over a one-year
time horizon, assuming
constant
balance sheet structure and volumes, and considers embedded interest rate options.
The average
repricing maturity
of non-maturing
deposits and
loans is
determined via
target replication
portfolios designed
to protect
product margins.
Optimal replicating
portfolios are
determined at
granular currency-
and product-specific
levels
by simulating and applying a real-world market rate model to historically calibrated client rate and volume models.
We use an
econometric prepayment model
to forecast prepayment
rates on US
mortgage loans in
UBS Bank
USA and
agency mortgage-backed securities (MBSs)
held in various liquidity portfolios
of UBS Americas Holding
LLC consolidated.
These
prepayment
rates
are
used
to
forecast
both
mortgage
loan
and
MBS
balances
under
various
macroeconomic
scenarios. The
prepayment
model
is
used for
a
variety of
purposes, including
risk
management and
regulatory stress
testing. Swiss mortgages and fixed-term deposits generally do not carry similar optionality, due to prepayment and early redemption penalties.
The EVE sensitivity in
the UBS Group
banking book to a
+1-basis-point parallel shift in
yield curves was negative
USD 43.9
m as of 31 December
2025, compared with negative
USD
37.3
m as of 31 December
2024. This excluded the
sensitivity of USD 8.0
m from
AT1
capital instruments (as
per specific FINMA
requirements) in
contrast to general
BCBS
guidance.
The
exposure
in
the
banking
book
of
the
UBS
Group
increased
in
2025,
driven
by
net
interest
income
stabilization initiatives and interest rate hedges in connection with issuances of AT1 capital instruments.
The majority of our
IRRBB as of 31 December
2025 was a reflection
of the net asset
duration that we ran
to offset our
modeled sensitivity of net
USD
33.2 m (31 December 2024: USD 29.4
m) assigned to our
equity, goodwill and real estate,
with the
aim of
generating a
stable NII
contribution. Of
this, USD
19.7
m and
USD
11.6
m were
attributable to
the US
dollar and the Swiss franc portfolios, respectively, (31 December 2024: USD 17.1 m and USD 10.6 m, respectively).
In addition to the aforementioned sensitivity, we calculate the six interest rate shock scenarios prescribed by FINMA. The
“Parallel up” scenario, assuming all positions
were measured at fair value, was the
most severe as of 31 December 2025
and would have
resulted in a
change in EVE
of negative USD
8.1 bn, or 8.9
% of our
tier 1 capital (31 December
2024:
negative USD 6.7 bn, or 7.6%), which is well below the 15
% threshold as per the BCBS supervisory outlier
test for high
levels of IRRBB.
The immediate
effect on
our tier 1
capital in
the “Parallel
up” scenario
as of
31 December 2025
would have
been a
decrease of approximately
USD
0.8 bn, or 0.9
%, in our
tier 1 capital (31 December
2024: USD
0.9 bn, or 1.0%), reflecting
the fact that
the vast majority
of our banking
book is accrual
accounted or subject
to hedge accounting.
The “Parallel
up” scenario would subsequently have a positive effect on NII, assuming a constant balance sheet.
As
the
overall
interest
rate
risk
sensitivity
shows
a
greater
impact
from
slower
asset
repricing
compared
with
faster
liabilities
repricing,
the
“Parallel
down”
scenario
was
the
most
beneficial
as
of
31 December
2025
and
would
have
resulted
in
a
change
in
EVE
of
positive
USD
8.3
bn
(31 December
2024:
positive
USD
7.2
bn)
and
a
small
positive
immediate effect on our tier 1 capital.
Net interest income sensitivity
The main NII sensitivity
in the banking book
resides in Global
Wealth Management and Personal
& Corporate Banking.
We
assign a
target duration
to our
investment of
equity portfolio,
and Group
Treasury
actively manages
the residual
IRRBB. This
sensitivity is
assessed using
a number
of scenarios
assuming parallel
and non-parallel
shifts in
yield curves,
with various
degrees
of severity,
and we
have set
and monitor
thresholds
for the
NII sensitivity
to immediate
parallel
shocks of –200 and +200 basis points under the assumption of no change to balance sheet size and product mix, stable
foreign exchange rates, and no specific management action.
Interest rate risk – banking book
31.12.25
USD m
Effect on EVE
1
– FINMA
Effect on EVE
1
– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 capital
instruments Total
+1 bp (12.5) (1.7) (0.2) (28.5) (1.0) (43.9) 8.0 (35.9)
Parallel up
2
(1,770.1) (315.7) (50.4) (5,698.0) (239.3) (8,073.4) 1,492.1 (6,581.3)
Parallel down
2
1,971.6 355.5 46.5 5,622.8 264.8 8,261.3 (1,751.2) 6,510.1
Steepener
3
(889.8) (20.6) (10.4) (1,371.3) 6.8 (2,285.2) 336.0 (1,949.2)
Flattener
4
552.3 (31.4) 1.7 61.1 (58.9) 524.8 2.7 527.5
Short-term up
5
(169.8) (126.5) (14.6) (2,226.1) (145.6) (2,682.7) 644.8 (2,037.8)
Short-term down
6
167.9 127.7 9.2 2,308.9 144.6 2,758.2 (671.8) 2,086.5
31.12.24
USD m
Effect on EVE
1
– FINMA
Effect on EVE
1
– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 capital
instruments Total
+1 bp (10.5) (1.4) (0.3) (24.6) (0.5) (37.3) 5.5 (31.7)
Parallel up
2
(1,509.7) (263.7) (65.5) (4,758.9) (95.6) (6,693.4) 1,000.4 (5,693.0)
Parallel down
2
1,643.9 295.9 76.2 5,068.6 101.1 7,185.8 (1,173.0) 6,012.8
Steepener
3
(749.1) (10.4) (12.7) (1,255.4) (9.7) (2,037.3) 168.0 (1,869.3)
Flattener
4
464.0 (33.3) (0.2) 161.0 (10.5) 581.0 61.0 642.1
Short-term up
5
(149.4) (112.2) (22.8) (1,820.7) (46.1) (2,151.1) 484.4 (1,666.7)
Short-term down
6
132.6 112.2 23.3 1,931.8 46.6 2,246.5 (504.4) 1,742.2
1 Economic value
of equity.
2 Rates across
all tenors move
by ±150 bps
for Swiss franc,
±200 bps for
euro and US
dollar,
and ±250 bps
for pound sterling.
3 Short-term rates
decrease and long-term
rates
increase.
4 Short-term rates increase and long-term rates decrease.
5 Short-term rates increase more than long-term rates.
6 Short-term rates decrease more than long-term rates.
We make direct investments in a variety of entities
and buy equity holdings in both listed
and unlisted companies,
with the aim of supporting our business activities and delivering strategic value to the firm. This includes investments in
exchange
and
clearing
house
memberships,
as
well
as
minority
investments
in
early-stage
fintechs
and
technology
companies. We may
also make investments
in funds that
we manage in
order to fund
or seed them
at inception or
to
demonstrate that our interests align with those of investors. We also buy,
and are sometimes required by agreement
or
regulation to buy, securities and units from
investment vehicles that we have sold to clients.
The
fair
value
of
equity
investments
tends
to
be
influenced
by
factors
specific
to
the
individual
investments.
Equity
investments are generally intended to be held for the
medium or long term and may be subject
to lock-up agreements.
For these
reasons, we
generally do
not control
these exposures
by using
market risk
measures applied
to trading
activities.
However, such equity investments are subject to a different range of controls, including preapproval of new investments for
commercial
purposes
by
business
management
and
Risk
Control,
portfolio
and
concentration
limits,
and
regular
monitoring and reporting to senior management. They are also included in our Group-wide statistical and stress-testing
metrics, which flow into our risk appetite framework.
As of
31 December 2025,
we held
equity investments
and investment
fund units
totaling USD
6.0
bn (31 December
2024:
USD 6.8 bn), of which USD 3.7 bn (31 December 2024: USD 4.5
bn) was classified as Financial
assets at fair value not
held
for trading and USD 2.3 bn (31 December 2024: USD 2.3 bn) as Investments in associates .
Debt investments classified as Financial
assets measured at fair
value through other comprehensive
income as of
31 December
2025
can
broadly
be
categorized
as
money
market
instruments
and
debt
securities
primarily
held
for
statutory, regulatory
or liquidity reasons.
The risk control framework
applied to debt instruments
classified as Financial
assets measured at fair value through
other
comprehensive
income depends
on the nature
of the instruments
and the
purpose
for which
we hold
them. Our
exposures
may be included
in market risk
limits or be
subject to specific
monitoring
and interest
rate sensitivity
analysis. They
are also
included
in our Group-wide
statistical
and stress-testing
metrics,
which flow
into our risk
appetite framework.
Debt instruments
classified as
Financial assets
measured at
fair value
through other
comprehensive income
had a
fair
value of USD 13.9
bn as of 31 December
2025 (31 December 2024: USD
2.2
bn). The increase mainly
reflects purchases
of HQLA.
Our management of liquidity and
funding ensures that our business
franchises are protected and that our
internal
and regulatory liquidity and funding requirements
are prudently managed. We measure
liquidity and funding risk using
internal
and
regulatory
models
and
metrics.
We
define
and
implement
internal
stress
testing
across
different
time
horizons, scenarios
and currencies
to ensure
we have
sufficient liquidity
and funding,
while remaining
compliant with
regulatory
liquidity
and funding
requirements.
Our
liquidity and
funding strategy
is proposed
by Group
Treasury
and
approved by the Group
Asset and Liability Committee (the
Group ALCO), which is
a committee of the Group
Executive
Board (the GEB) and is overseen by the Board of Directors (the BoD).
Liquidity and funding
limits and other
constraints (including early-warning
indicators) are set
at Group and,
where
appropriate, at
legal entity
and business-division
levels. Key
limits (which
are under
the authority
of the
BoD) and
constraints linked to these limits are reviewed and reconfirmed at least once a year by the BoD, the GEB, the Group
ALCO,
the
Group
Chief
Financial
Officer,
the
Group
Chief
Risk
Officer
and
the
Group
Treasurer,
taking
into
consideration the Group’s business strategy and risk appetite. Treasury Risk Control provides independent oversight over liquidity
and funding
risk, including
the setting
of key
internal limits
and early-warning
indicators associated
with these limits.
Our liquidity and funding
risk appetite objective is
to ensure that the firm
has sufficient liquidity to
survive a severe
three-month
idiosyncratic and
market-wide liquidity
stress
event and
to ensure
that the
firm has
sufficient
long-term
funding to
maintain franchise
assets at
a constant
level under
stressed market
conditions for
up to
one year,
in both
cases without government support and allowing for discrete management actions.
Group Treasury
maintains a
diversified, high-quality
pool of unencumbered
liquid assets
under Treasury control.
The liquid
asset portfolio is managed dynamically, in order
to remain at all times within the internal
risk appetite and other relevant
Group, UBS AG and subsidiary liquidity and funding requirements.
Group Treasury
monitors the
Group’s funding
position, including
concentration risk,
aiming to
ensure that
the
Group maintains
a well-balanced
and diversified
liability structure. Group
Treasury also looks to create
the optimal
liability
structure to finance
our businesses in
a reliable and
cost-efficient manner. Our funding activities
are planned by
analyzing
the overall liquidity and funding requirements, taking into account the amount of stable funding that would be needed to support ongoing business activities through periods of difficult market conditions.
We maintain our
Contingency Funding Plan in preparation and
as an
action plan, aiming to
ensure we
maintain
sufficient liquidity
to meet payment obligations
in a liquidity and funding
stress scenario. The
plan specifies the
processes,
tools and responsibilities that we
have available to
effectively manage liquidity and funding through
these periods. Our
funding
diversification
and global
scope help
to protect
our liquidity
position
in the
event of
a crisis.
Our contingent
funding
sources
include
our HQLA
portfolios,
available
central
bank-eligible
non-HQLA
collateral
for liquidity
facilities
at several
major
central banks,
contingent
reductions
of trading
portfolio
assets, and
other actions
available
to management.